Eaton Vance
New Jersey Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/36	$1,000	$ 1,084,090
Green Bonds, 5.00%, 9/1/38	500	527,140
		$ 1,611,230
Education — 4.2%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), Social Bonds, 4.00%, 6/15/56	$1,550	$ 1,178,000
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.90%, 7/1/31(1)	2,100	2,100,000
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,772,219
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,025,450
		$ 6,075,669
Escrowed/Prerefunded — 2.5%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/24, 5.00%, 1/1/28	$2,000	$ 2,003,460
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,027,530
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	513,765
		$ 3,544,755
General Obligations — 19.1%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,690,489
Burlington County Bridge Commission, NJ:
5.00%, 8/1/30	500	528,610
5.00%, 8/1/31	410	432,739
5.00%, 8/1/32	250	263,967
5.00%, 10/1/36	1,000	1,034,140
Chester Township, NJ:
2.00%, 10/1/29	1,000	849,020
2.00%, 10/1/30	495	410,345
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,193,760
East Brunswick, NJ, 2.00%, 7/15/30	2,375	1,978,541
Essex County, NJ:
2.00%, 9/1/32	2,935	2,318,826
4.00%, 8/15/33	1,170	1,179,629
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	$2,000	$ 1,901,520
Hudson County Improvement Authority, NJ, 4.25%, 4/5/24	2,000	2,001,640
Jersey City, NJ, 5.00%, 11/1/33	800	834,056
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/36	100	82,074
5.00%, 12/1/37	925	987,770
5.00%, 12/1/38	645	684,442
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	123,433
3.00%, 3/1/36	150	124,670
3.00%, 3/1/37	260	209,154
3.00%, 3/1/39	275	209,839
3.00%, 3/1/41	290	213,976
3.00%, 3/1/44	930	662,216
New Jersey, 2.00%, 6/1/27	3,635	3,291,420
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	89,341
3.00%, 8/15/38	150	115,371
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,081,168
Puerto Rico, 5.625%, 7/1/29	1,000	1,023,240
Summit, NJ, 3.00%, 7/15/45	1,360	986,394
		$ 27,501,790
Hospital — 6.7%
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/24, 5.00%, 2/15/35	$750	$ 751,777
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	140	140,004
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 4.00%, 7/1/37	710	640,001
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	590	602,302
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,234
5.00%, 7/1/33	1,155	1,159,955
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,416,889
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	890,252
3.125%, 7/1/33	835	672,133

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group): (continued)
4.00%, 7/1/48	$3,000	$ 2,318,880
		$ 9,642,427
Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,216,661
Social Bonds, 4.50%, 10/1/42	1,975	1,842,102
		$ 4,058,763
Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 2,805,480
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,385,450
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,444,590
		$ 6,635,520
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,985,783
		$ 2,985,783
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 882,188
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	393,330
		$ 1,275,518
Insured - General Obligations — 6.0%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,515,435
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	624,514
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	1,000	903,190
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	3,704,652
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,305,940
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	509,765
		$ 8,563,496
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 6.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$6,500	$ 5,758,415
(AGC), 0.00%, 7/1/27	1,900	1,608,027
(NPFG), 5.25%, 7/1/26	1,620	1,653,955
		$ 9,020,397
Insured - Special Tax Revenue — 4.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,758,320
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,023,890
		$ 6,782,210
Insured - Transportation — 1.4%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,016,793
		$ 2,016,793
Lease Revenue/Certificates of Participation — 5.8%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,715,878
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	901,790
2019 Series AA, 5.00%, 6/15/38	3,220	3,247,853
2023 Series AA, 5.00%, 6/15/38	1,000	1,024,020
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,401,855
		$ 8,291,396
Other Revenue — 3.2%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	$2,000	$ 1,639,940
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,013,540
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	1,965	1,931,744
		$ 4,585,224
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 178,208
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,746,623
		$ 1,924,831

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 2.6%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$530	$ 497,082
(AMT), 4.00%, 12/1/34	345	340,929
(AMT), 5.00%, 12/1/29	1,565	1,584,907
(AMT), 6.621%, (90-day average SOFR + 0. 95%), 6/1/36(3)	1,385	1,383,615
		$ 3,806,533
Transportation — 16.1%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 880,720
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,049,270
5.00%, 1/1/35	2,270	2,373,331
5.00%, 1/1/36	1,250	1,301,038
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	267,132
New Jersey Turnpike Authority:
4.50%, 1/1/48	2,000	1,879,580
5.00%, 1/1/45	2,780	2,700,492
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,366,065
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,552,289
(AMT), 5.00%, 11/15/36	3,060	3,076,065
(AMT), 5.00%, 7/15/38	1,000	1,000,080
(AMT), 5.00%, 7/15/40	1,375	1,362,130
(AMT), 5.00%, 1/15/47	1,000	959,320
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,339,785
5.00%, 11/1/31	1,000	1,000,400
		$ 23,107,697
Water and Sewer — 0.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	$750	$ 705,150
		$ 705,150
Total Tax-Exempt Municipal Obligations (identified cost $141,017,850)		$132,135,182

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 471,867
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	532,262
1.357%, 3/1/27	500	441,235
1.547%, 3/1/28	500	428,745
2.729%, 8/1/33	700	539,560
2.849%, 8/1/35	1,000	740,540
		$ 3,154,209
Lease Revenue/Certificates of Participation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$ 4,248,385
		$ 4,248,385
Total Taxable Municipal Obligations (identified cost $8,601,521)		$ 7,402,594
Total Investments — 97.0% (identified cost $149,619,371)		$139,537,776
Other Assets, Less Liabilities — 3.0%		$ 4,295,942
Net Assets — 100.0%		$143,833,718
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $178,208 or 0.1% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 22.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 9.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$132,135,182	$ —	$132,135,182
Taxable Municipal Obligations	—	7,402,594	—	7,402,594
Total Investments	$ —	$139,537,776	$ —	$139,537,776
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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